SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

24   SEGMENT INFORMATION

The Company has one operating segment, which is the design, build-out and operation of data centers. The Company’s chief operating decision maker is the chief executive officer of the Company who reviews the Company’s consolidated results of operations in assessing performance of and making decisions about resource allocations to this segment.

During the years ended December 31, 2019, 2020 and 2021, substantially all of the Company’s operations are in the PRC. As of December 31, 2020 and 2021, the long-lived assets amounted to RMB1,627,832 and RMB2,670,937, respectively, were located in Hong Kong SAR, nil and RMB167,818, respectively, were located in Singapore and substantially all of the remaining long-lived assets were in the PRC.